Taxes and contribuitions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Taxes
Services tax	R$ 206,500	R$ 201,590
Social integration program	67,674	61,090
Social contribution on revenues	416,545	417,265
Income tax and social contribution	6,701	3,774
Other	48,864	22,357
Taxes Total	746,284	706,076
Judicial deposits
Services tax	(190,881)	(188,449)
Social integration program	(35,988)	(33,110)
Social contribution on revenues	(221,463)	(203,755)
Judicial Deposits Total	(448,332)	(425,314)
Taxes and contribitions Total	R$ 297,952	R$ 280,762